Expense Example, No Redemption {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend Income Fund	Jul. 13, 2021 USD ($)
Fidelity Advisor Freedom Blend Income Fund- Class A
Expense Example, No Redemption:
1 Year	$ 643
3 Years	789
5 Years	947
10 Years	1,407
Fidelity Advisor Freedom Blend Income Fund- Class M
Expense Example, No Redemption:
1 Year	445
3 Years	645
5 Years	862
10 Years	1,487
Fidelity Advisor Freedom Blend Income Fund- Class C
Expense Example, No Redemption:
1 Year	149
3 Years	462
5 Years	797
10 Years	1,746
Fidelity Advisor Freedom Blend Income Fund- Class I Advisor
Expense Example, No Redemption:
1 Year	47
3 Years	148
5 Years	258
10 Years	579
Fidelity Advisor Freedom Blend Income Fund- Class Z
Expense Example, No Redemption:
1 Year	37
3 Years	116
5 Years	202
10 Years	$ 456